LONG-TERM DEPOSITS PAYABLE (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM DEPOSITS PAYABLE
Long-term deposits payable	10,541	12,180